Basis of presentation - Summary of Reconciliation Of Changes In Cash Flow Statement (Detail) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Cash Flow Statement [Line Items]
(Increase) decrease in other assets	€ (373)	€ (1,106)	€ (1,600)	€ (1,497)	[1]	€ 5,608
Net cash provided by/ (used in) operating activities	(11,450)	(27,739)	(85,610)	70,967	[1]	20,684
Cash paid for investments in Other financial assets	(32,859)	(32,859)	(82,930)	(20,473)	[1]	(13,101)
Cash received from maturity of investments classified in Other financial assets	16,023	48,882	74,505	17,551	[1]
Net cash provided by/ (used in) investing activities	(19,223)	11,473	(15,949)	(5,059)	[1]	(13,514)
Previously stated [member]
Disclosure Of Reconciliation Of Changes In Cash Flow Statement [Line Items]
(Increase) decrease in other assets	(17,209)	14,917		(4,419)		(7,493)
Net cash provided by/ (used in) operating activities	(28,286)	(11,716)	(85,610)	68,045		7,583
Net cash provided by/ (used in) investing activities	(2,387)	(4,550)	€ (15,949)	(2,137)		(413)
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Reconciliation Of Changes In Cash Flow Statement [Line Items]
(Increase) decrease in other assets	16,836	(16,023)		2,922		13,101
Net cash provided by/ (used in) operating activities	16,836	(16,023)		2,922		13,101
Cash paid for investments in Other financial assets	(32,859)	(32,859)		(20,473)		(13,101)
Cash received from maturity of investments classified in Other financial assets	16,023	48,882		17,551
Net cash provided by/ (used in) investing activities	€ (16,836)	€ 16,023		€ (2,922)		€ (13,101)

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets